Share capital	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Share capital
17.
Share capital

	2026	2025	2024
	shares	shares	shares
Share capital issued - BHP Group Limited
Opening number of shares	5,075,992,235	5,071,530,817	5,065,820,556
Issue of shares	5,399,471	4,461,418	5,710,261
Purchase of shares by ESOP Trusts	(5,373,388)	(4,438,680)	(5,687,667)
Employee share awards exercised following vesting	4,846,302	4,994,832	5,841,767
Movement in treasury shares under Employee Share Plans	527,086	(556,152)	(154,100)
Closing number of shares	5,081,391,706	5,075,992,235	5,071,530,817

Comprising:
Shares held by the public	5,080,163,098	5,075,290,713	5,070,273,143
Treasury shares	1,228,608	701,522	1,257,674

In August 2025, BHP Group Limited issued 2,920,940 fully paid ordinary shares to the BHP Group Limited Employee Equity Trust and Solium Nominees (Australia) Pty Ltd at A$41.47 per share (2025: 2,370,371 fully paid ordinary shares issued at A$40.84 per share in August 2024; 2024: 2,919,231 fully paid ordinary shares issued at A$43.52 per share in August 2023) and in April 2026, BHP Group Limited issued 2,478,531 fully paid ordinary shares to the BHP Group Limited Employee Equity Trust and Computershare Nominees CI Ltd at A$50.37 per share (2025: 2,091,047 fully paid ordinary shares issued at A$39.62 per share in April 2025; 2024: 2,791,030 fully paid ordinary shares issued at A$43.79 per share in March 2024) to satisfy the vesting of employee share awards and related dividend equivalent entitlements under those employee share plans.

Share capital of BHP Group Limited at 30 June 2026 is composed of the following categories of shares:

Ordinary shares fully paid	Treasury shares
Each fully paid ordinary share of BHP Group Limited carries the right to one vote at a meeting of the Company.

Treasury shares are fully paid ordinary shares of BHP Group Limited that are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.